Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Income Taxes [Line Items]
Joint venture net loss allocated to Microsoft			$ 105,542,000
Income taxes provision (benefit)	$ 24,776,000	$ (8,814,000)	$ 39,644,000
Effective income tax rate	52.90%	(149.70%)	54.70%
Valuation allowance	$ 7,644,000	$ 7,903,000
Increase (decrease) in valuation allowance	259,000
Federal net operating losses	4,219,000
State net operating losses	3,943,000
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	9,419,000
Net interest and penalties (benefit) recognized in income tax expense	(2,860,000)	(7,774,000)	$ 1,394,000
Net accrued interest and penalties included in unrecognized tax benefits	1,561,000	$ 4,226,000
Amount of unrecognized tax benefits reasonably possible	3,740,000
State | Indefinite Life
Income Taxes [Line Items]
Tax credits	6,386,000
Subject To Utilization Limitations | State
Income Taxes [Line Items]
Net operating loss carryforwards	88,217,000
Subject To Utilization Limitations | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	53,222,000
Net operating loss carryforwards, limitation on utilization	$ 6,653,000
Subject To Utilization Limitations | Federal | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2019
Subject To Utilization Limitations | Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2024
Not Subject to Annual Limitation | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2030
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 87,876,000
Net operating loss carryforwards, limitation on utilization	$ 0